Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2021 [1]	Mar. 31, 2020	Mar. 31, 2019
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	¥ 1,401,872	¥ 1,287,829	¥ 1,116,770
Consolidated, Income (loss) before income taxes		230,671	248,261	(37,701)
Consolidated, Long-lived assets		493,821	458,913	369,658
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	226,741	229,265	169,581
Consolidated, Income (loss) before income taxes		(76,963)	7,354	(114,081)
Consolidated, Long-lived assets		98,611	84,904	50,829
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	142,941	115,483	131,175
Consolidated, Income (loss) before income taxes		14,283	(14,067)	(56,851)
Consolidated, Long-lived assets		65,165	52,179	56,821
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	66,985	42,571	47,977
Consolidated, Income (loss) before income taxes		49,205	19,817	5,014
Consolidated, Long-lived assets		26,690	29,618	9,588
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	436,667	387,319	348,733
Consolidated, Income (loss) before income taxes		(13,475)	13,104	(165,918)
Consolidated, Long-lived assets		190,466	166,701	117,238
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[2]	965,205	900,510	768,037
Consolidated, Income (loss) before income taxes		244,146	235,157	128,217
Consolidated, Long-lived assets		¥ 303,355	¥ 292,212	¥ 252,420

[1]	Includes losses arising from the U.S. Prime Brokerage Event. See Note. 23 “Loss Arising from U.S. Prime Brokerage Event.”
[2]	There is no revenue derived from transactions with a single major external customer.